Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Aug. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash, cash equivalents and restricted cash
	As of August 31,
	2021	2022	2022
	RMB	RMB	US$
Cash in bank	27,150	202,411	29,382
Restricted cash in bank Note 2 <i>	12,046	-	-
	39,196	202,411	29,382